RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTY TRANSACTIONS

(1) Related parties with transactions and related party relationships

Name of Related Party	Relationship to the Company
Changbin Xia	Shareholder of the Company
CEDE & CO	Shareholder of the Company
Zhichao Yang	Legal representative of Xiamen Chunshang
Eternal Horizon International Company Limited	As a shareholder of the Company before December 15, 2020
Sen Jin	Legal representative of Vande

SCHEDULE OF DUE TO RELATED PARTIES

(2) Due to related parties

	December 31, 2024	December 31, 2023

Eternal Horizon International Company Limited(1)	$-	$2,257,397
Changbin Xia(2)	1,287,629	1,410,621
Other	3,979	244,588
Total	$1,291,608	$3,912,606

(1)	During IPO, the underwriters purchased 999,910 ordinary shares from a selling shareholder for $4,999,550. The gross proceeds were wired into the Company’s account and was invested in loan receivable together with net proceeds from IPO. The Company paid $2.6 million to the underwriters for the year ended December 31, 2022.

(2)	The Company borrowed loans as working capital from one shareholder Changbin Xia as well as the legal representative of Vande. The balance due to related parties is interest-free and due on demand.